High Income

                              Opportunity Fund Inc.

                                                                   Annual Report
                                                              September 30, 2001

High Income
Opportunity
Fund Inc.

[PHOTO OMITTED]                            [PHOTO OMITTED]

HEATH B. MCLENDON                          JOHN C. BIANCHI, CFA
Chairman                                   Vice President

Dear Shareholder,

We are pleased to provide the annual report for the High Income Opportunity Fund Inc. ("Fund") for the period ended September 30, 2001. In this report, we have summarized what we believe to be the period's prevailing economic conditions and outlined our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Special Shareholder Notice

As you may know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed during the September 11th terrorist attack. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan and have been in full operation since the markets reopened. Although the stock exchange was closed for several days, we were able to resume trading as soon as the market reopened. We can assure you that this event did not affect the management of your investments; as always, they have been well protected and managed under the watchful eye of our investment professionals.

Performance Update

During the period, the Fund distributed income dividends totaling $1.01 per share. The table on the following page shows the annualized distribution rate and twelve-month total return based on the Fund's September 30, 2001 net asset value ("NAV") per share and the New York Stock Exchange ("NYSE") closing price.(1)


-----------
(1) The NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of shares outstanding. The NAV fluctuates with the changes in the market price of the securities in which the Fund has invested. However, the price at which an investor buys or sells shares of the Fund is their market (NYSE) price as determined by supply and demand.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              1

          Price                    Annualized               Twelve-Month
        Per Share             Distribution Rate(2)         Total Return(2)
       --------------         --------------------        ----------------
       $7.15 (NAV)                   11.75%                   (14.25)%
       $7.29 (NYSE)                  11.52%                    (7.85)%

In comparison, the Lipper Inc. ("Lipper")(3) peer group of high current yield closed-end funds category, returned negative 25.70% for the same period.

Market and Portfolio Overview

The high-yield bond market entered into another correction after rallying in December 2000 through February 2001. The correction was in response to the dramatic sell-off in the stock market, catalyzed by escalating concerns over the slowing U.S. economy and disappointing corporate profits, particularly by many technology and telecommunications companies. In an attempt to cushion the stock market decline the U.S. Federal Reserve Board ("Fed") aggressively lowered the federal funds rate ("fed funds rate")(4) several times during the period. The terrorist attack on September 11th precipitated the Fed's latest round of easings (i.e., short-term interest rate reductions). The first occurred on September 17th, the first day the U.S. stock market opened for trading after the attack, while the second was on October 2nd (after the period covered by this report), which brought the fed funds rate to 2.5%. The attack also resulted in the high-yield bond market's worst performance in more than 15 years as investors shifted away from riskier assets. On average, high-yield bond prices dropped over 6.5% in the month of September. As the largest monthly decline in the past 20 years, the magnitude of the downturn is consistent with the size of the worst declines (in the 10% to 15% range) experienced in the equity market since the Great Depression. Simultaneously, U.S. Treasuries increased in price as investors shifted more money into the government bond market.

-----------
(2) Total returns are based on changes in NAV or the market value, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional shares. Annualized distribution rate is the Fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market value noted in this report. The annualized distribution rate assumes a current monthly income dividend rate of $0.070 for twelve months. This rate is as of October 31, 2001 and is subject to change. The important difference between a total return and an annualized distribution rate is that the total return takes into consideration a number of factors including the fluctuation of the NAV or the market value during the period reported. The NAV fluctuation includes the effects of unrealized appreciation or depreciation in the Fund. Accordingly, since an annualized distribution rate only reflects the current monthly income dividend rate annualized, it should not be used as the sole indicator to judge the return you receive from your Fund investment. Past performance is not indicative of future results.
(3) Lipper is an independent mutual fund-tracking organization. Average annual returns are based on the twelve-month period ended September 30, 2001, calculated among 7 funds in the high current yield closed-end funds category.
(4) The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.


--------------------------------------------------------------------------------
2                                             2001 Annual Report to Shareholders

We believe the biggest uncertainty at this time revolves around what impact the terrorist attacks and the subsequent United States military response will have on consumer and corporate confidence and spending. We anticipate the Fed may further reduce short-term rates to 2.0% by the end of 2001 to help cushion the declines in the equity markets and minimize the declines in the overall economy. In addition to the monetary stimulus the Fed is providing, we expect further fiscal stimulus in the form of tax cuts and added spending from the U.S. government in the near future, which should also provide further impetus for an economic recovery next year. There is little debate that a recovery will take time to occur and will most likely be gradual. We are not expecting a dramatic improvement in corporate profits and overall economic growth but a more gradual recovery that will take several quarters to become established.

After the recent price declines, the high-yield market is trading at recessionary valuations with yield spreads(5) over U.S. Treasuries exceeding 11.00% (1,100 basis points). These are levels that the market approached in the last recession in 1990. Default rates are currently running at less than 8.5% on a rolling 12-month basis and there is an increasing probability that they will rise to 10% by the end of this year. We believe the overall market is already discounting this higher default rate into current valuation levels. While there are no guarantees, we believe the high-yield market, on a longer-term basis, has potential for recovery. We believe that the market will most likely remain mired at depressed levels until there is greater clarity over the future of the global economy, as well as what transpires as a consequence of the events of September 11th.

In light of the recent events and the higher likelihood of a meaningful recession, we have shifted our investment strategy to an increasingly more defensive posture. We have accomplished this repositioning in several ways. We have continued to cut our exposure to lower rated issues and have continued to add higher rated issues with credit ratings of BB/Ba and higher as rated by Standard & Poor's Ratings Service and Moody's Investors Service, Inc.,(6) respectively. This strategy has been somewhat undermined by a continued credit deterioration of many companies in an extremely difficult economic environment. We have also continued to underweight the more cyclical industries and have increasingly become more selective in our investment additions, emphasizing the better quality and more defensive companies in the healthcare, cable TV, media, operating utilities and regional gaming sectors. We currently have a cash position of between 11% to 13%, which is primarily due to our near-term


-----------
(5) Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
(6) Standard & Poor's Ratings Service and Moody's Investors Service, Inc. are two major credit rating agencies.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              3
cautious stance regarding the economy. This focused strategy on portfolio credit quality has enabled us to avoid almost all of the defaults that have occurred in the high-yield market. However, in the short-term, this strategy has cost us current income because higher quality issues and cash tend to generate a lower amount of income. As we become more confident that an economic recovery has begun, we will reinvest cash into the high-yield market by increasing our exposure to the better quality cyclical credits that we believe will participate in a market recovery.

Summary

We remain confident the high-yield market is near a meaningful bottom after several false starts and will gradually recover over the next two to three years. The most depressed sectors such as telecommunications and technology could take longer given the specific problems affecting those sectors. We remain focused on purchasing bonds that we believe have the most potential to increase in price. These tend to be the deeper discount issues of the better quality companies.

Should you have any questions about the High Income Opportunity Fund Inc., please call PFPC Global Fund Services at (800) 331-1710. Thank you for your continued confidence in our investment approach.

Sincerely,

/s/ Heath B. McLendon                       /s/ John C. Bianchi, CFA

Heath B. McLendon                           John C. Bianchi, CFA
Chairman                                    Vice President

October 26, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund's investment portfolio. Please refer to pages 6 through 19 for a list and percentage breakdown of the Fund's holdings. Also, please note that any discussion of the Fund's holdings is as of September 30, 2001 and is subject to change.


--------------------------------------------------------------------------------
4                                             2001 Annual Report to Shareholders

--------------------------------------------------------------------------------

Take Advantage of the Fund's Dividend Reinvestment Plan!

Did you know that fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? Systematic investments put time to work for you through the strength of compounding.

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains distributions, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share on the determination date, you will be issued shares by the Fund at a price reflecting the NAV, or 95% of the market price, whichever is greater.

If the market price is less than the NAV at the time of valuation (the close of business on the determination date), or if the Fund declares a dividend or capital gains distribution payable only in cash, PFPC Global Fund Services ("Plan Agent"), will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the NAV previously determined before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined NAV. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in the section of this report beginning on page 32. To find out more detailed information about the Plan and about how you can participate, please call PFPC Global Fund Services at
(800) 331-1710.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              5

--------------------------------------------------------------------------------
Schedule of Investments                                       September 30, 2001
--------------------------------------------------------------------------------

     FACE
    AMOUNT+    RATING(a)                  SECURITY                                   VALUE
===========================================================================================
CORPORATE BONDS AND NOTES -- 86.9%
Aerospace and Defense -- 0.5%
   1,600,000      B-    Dunlop Standard Aerospace Holdings, Sr. Notes,
                           11.875% due 5/15/09                                  $ 1,496,000
   1,795,000      B-    Fairchild Corp., Company Guaranteed,
                           10.750% due 4/15/09                                      888,525
-------------------------------------------------------------------------------------------
                                                                                  2,384,525
-------------------------------------------------------------------------------------------
Airlines -- 1.4%
   2,085,000      B+    Air Canada, Sr. Notes, 10.250% due 3/15/11 (b)              906,975
   9,956,016      BB    Airplanes Pass-Through Trust, Series D,
                           Company Guaranteed, 10.875% due 3/15/12                6,166,259
-------------------------------------------------------------------------------------------
                                                                                  7,073,234
-------------------------------------------------------------------------------------------
Alternative Power Generation -- 3.9%
                        AES Corp.:
                           Sr. Notes:
   2,740,000      Ba1*       9.500% due 6/1/09                                    2,411,200
   1,305,000      Ba1*       9.375% due 9/15/10                                   1,128,825
   6,250,000      Ba2*     Sr. Sub. Notes, 10.250% due 7/15/06                    5,781,250
   2,770,000      Ba2*  AES Drax Energy Ltd., Secured Notes, Series B,
                           11.500% due 8/30/10                                    2,756,150
                        Calpine Corp.:
     910,000      Baa3*    Company Guaranteed, 8.500% due 5/1/08                    889,657
   4,900,000      Baa3*    Sr. Notes, 10.500% due 5/15/06                         5,028,625
                        Covanta Energy Corp.:
     680,000      BBB      Debentures, 9.250% due 3/1/22                            686,665
     860,000      BBB-     Notes, 6.000% due 6/1/02                                 844,445
-------------------------------------------------------------------------------------------
                                                                                 19,526,817
-------------------------------------------------------------------------------------------
Aluminum -- 0.9%
   1,055,000      BB-   Century Aluminum Co., 11.750% due 4/15/08 (c)             1,039,175
                        Kaiser Aluminum & Chemical Corp.:
                           Sr. Notes:
     335,000      B          Series B, 10.875% due 10/15/06                         279,725
     755,000      B          Series D, 10.875% due 10/15/06                         630,425
   3,845,000      CCC+     Sr. Sub. Notes, 12.750% due 2/1/03                     2,749,175
-------------------------------------------------------------------------------------------
                                                                                  4,698,500
-------------------------------------------------------------------------------------------
Apparel/Footwear -- 1.0%
                        Levi Strauss Co.:
     955,000      BB-      Notes, 7.000% due 11/1/06                                635,075
     750,000      BB-      Sr. Notes, 11.625% due 1/15/08                           551,250
                        Tommy Hilfiger USA Inc., Company Guaranteed:
   1,060,000      BBB-     6.500% due 6/1/03 (b)                                  1,003,444
      75,000      BBB-     6.850% due 6/1/08                                         65,726
   1,360,000      B-    Tropical Sportswear International Corp., Series A,
                           Company Guaranteed, 11.000% due 6/15/08                1,258,000
   1,195,000      B-    William Carter, Sr. Sub. Notes, 10.875% due 8/15/11 (c)   1,218,900
-------------------------------------------------------------------------------------------
                                                                                  4,732,395
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                             2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
--------------------------------------------------------------------------------

     FACE
    AMOUNT+    RATING(a)                  SECURITY                                   VALUE
===========================================================================================
Apparel/Footwear Retail -- 0.3%
   1,895,000      CCC+  J Crew Operating Corp., Sr. Sub. Notes,
                           10.375% due 10/15/07                                 $ 1,487,575
-------------------------------------------------------------------------------------------
Auto Parts: Original Equipment Manufacturer -- 0.3%
     995,000      B     Collins & Aikman Products Co., Company Guaranteed,
                           11.500% due 4/15/06                                      890,525
     850,000      BBB-  Dana Corp., Sr. Notes, 9.000% due 8/15/11 (c)               767,752
-------------------------------------------------------------------------------------------
                                                                                  1,658,277
-------------------------------------------------------------------------------------------
Broadcasting -- 2.1%
   3,955,700      NR    AMFM Operating, Inc., Debentures,
                           12.625% due 10/31/06                                   4,291,934
   4,265,000      B3*   Emmis Escrow Co., Sr. Discount Notes,
                           step bond to yield 12.496% due 3/15/11                 2,281,775
   1,145,000      B-    Lin Holdings Corp., Sr. Discount Notes,
                           step bond to yield 12.477% due 3/1/08 (c)                658,375
   1,715,000      B-    Paxson Communications Corp., Sr. Sub. Notes,
                           10.750% due 7/15/08 (c)                                1,708,569
   1,185,000      CCC+  Sirius Satellite Radio Inc., Secured Notes,
                           14.500% due 5/15/09                                      474,000
     850,000      B-    Spanish Broadcasting Systems Inc., Sr. Sub. Notes,
                           9.625% due 11/1/09 (c)                                   752,250
     510,000      CCC+  XM Satellite Radio Inc., Secured Notes,
                           14.000% due 3/15/10                                      242,250
-------------------------------------------------------------------------------------------
                                                                                 10,409,153
-------------------------------------------------------------------------------------------
Building Products -- 0.9%
   1,320,000      B     Amatek Industries Property Ltd., Sr. Sub. Notes,
                           12.000% due 2/15/08                                    1,062,600
   1,870,000      B-    Atrium Cos., Inc., Series B, Company Guaranteed,
                           10.500% due 5/1/09                                     1,514,700
   1,865,000      B-    Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09    1,743,775
-------------------------------------------------------------------------------------------
                                                                                  4,321,075
-------------------------------------------------------------------------------------------
Cable/Satellite TV -- 9.9%
                        Adelphia Communications Corp.:
   5,245,000      B+       Sr. Discount Notes, Series B, zero coupon
                             due 1/15/08                                          2,334,025
                           Sr. Notes:
     700,000      B+         9.750% due 2/15/02                                     684,250
   2,705,000      B+         8.750% due 10/1/07                                   2,380,400
     850,000      B+         10.250% due 6/15/11                                    743,750
     710,000      CCC+  Cable Satisfaction International Inc., Sr. Notes,
                           12.750% due 3/1/10                                       315,950
   3,425,000      B-    Callahan Nordrhein-Westfalia, Sr. Discount Notes,
                           step bond to yield 17.096% due 7/15/10                   839,125

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              7

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
--------------------------------------------------------------------------------

     FACE
    AMOUNT+    RATING(a)                  SECURITY                                   VALUE
===========================================================================================
Cable/Satellite TV -- 9.9% (continued)
                        Charter Communications Holdings LLC:
                           Sr. Discount Notes:
   8,500,000      B+         Step bond to yield 11.716% due 1/15/10             $ 5,440,000
   9,050,000      B+         Step bond to yield 12.671% due 1/15/11               5,294,250
   8,975,000      B+         Step bond to yield 11.757% due 5/15/11 (c)           4,981,125
   1,680,000      B+       Sr. Notes, 11.125% due 1/15/11                         1,709,400
   1,830,000      Ba2*  CSC Holdings Inc., Sr. Sub. Debentures,
                           10.500% due 5/15/16                                    1,985,550
   1,900,000(GBP) B     Diamond Holdings PLC, Company Guaranteed,
                           10.000% due 2/1/08 (b)                                 1,818,743
   4,280,000      B1*   Echostar Broadband Corp., Sr. Notes,
                           10.375% due 10/1/07                                    4,344,200
   1,750,000      B-    Insight Communications, Sr. Discount Notes,
                           step bond to yield 12.253% due 2/15/11                   936,250
   1,545,000      B+    Mediacom Broadband LLC, Sr. Notes,
                           11.000% due 7/15/13 (c)                                1,583,625
                        NTL Communications Corp., Sr. Notes, Series B:
     950,000(EUR) B-       9.250% due 11/15/06                                      379,889
   1,630,000      B-       Step bond to yield 14.624% due 2/1/06                    855,750
     375,000(EUR) CCC+  Ono Finance PLC, Sr. Notes, 14.000% due 7/15/10             201,878
   7,260,000      Ba1*  Rogers Cablesystems, Ltd., Company Guaranteed,
                           11.000% due 12/1/15                                    7,731,900
                        Telewest Communications PLC:
   2,735,000      B        Debentures, step bond to yield 11.389% due 10/1/07     1,750,400
   1,420,000(GBP) B        Sr. Notes, 5.250% due 2/19/07 (b)(c)                   1,177,907
   4,540,000      B-    United International Holdings, Inc., Sr. Discount Notes,
                           Series B,  step bond to yield 11.870% due 2/15/08      1,112,300
   9,275,000      B-    United Pan Europe Communications N.V., Sr. Discount
                           Notes, Series B, step bond to yield
                           12.694% due 8/1/09                                       602,875
-------------------------------------------------------------------------------------------
                                                                                 49,203,542
-------------------------------------------------------------------------------------------
Casinos/Gaming -- 4.4%
   1,360,000      B-    Alliance Gaming Corp., Series B, Company Guaranteed,
                           10.000% due 8/1/07 (c)                                 1,298,800
     870,000      B-    Ameristar Casinos Inc., Company Guaranteed,
                           10.750% due 2/15/09                                      887,400
     855,000      B+    Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11        855,000
   3,780,000      B     Hollywood Casino Corp., Company Guaranteed,
                           11.250% due 5/1/07                                     3,836,700
   2,325,000      BB-   Mandalay Resort Group, Sr. Sub. Debentures,
                           7.625% due 7/15/13                                     1,842,563
   2,650,000      BB+   Park Place Entertainment, Sr. Sub. Notes,
                           8.125% due 5/15/11                                     2,438,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
-------------------------------------------------------------------------------

     FACE
    AMOUNT+    RATING(a)                  SECURITY                                   VALUE
===========================================================================================
Casinos/Gaming -- 4.4% (continued)
                        Sun International Hotels Ltd.:
                           Company Guaranteed:
   3,040,000      Ba3*       9.000% due 3/15/07                                 $ 2,736,000
   3,710,000      Ba3*       8.625% due 12/15/07                                  3,246,250
   1,050,000      Ba3*     Sr. Sub. Notes, 8.875% due 8/15/11 (c)                   903,000
   4,000,000      B-    Venetian Casino Resort LLC, Company Guaranteed,
                           12.250% due 11/15/04                                   3,580,000
-------------------------------------------------------------------------------------------
                                                                                 21,623,713
-------------------------------------------------------------------------------------------
Chemicals - Agricultural -- 0.8%
   3,780,000      Ba1*  IMC Global Inc., Sr. Notes, 11.250% due 6/1/11 (c)        3,723,300
-------------------------------------------------------------------------------------------
Chemicals - Major -- 1.1%
                        Huntsman ICI Holdings LLC:
  22,955,000      B        Sr. Discount Notes, 12.840% due 12/31/09               4,935,325
   1,585,000      CCC+     Sr. Sub. Notes, 9.500% due 7/1/07 (c)                    388,325
-------------------------------------------------------------------------------------------
                                                                                  5,323,650
-------------------------------------------------------------------------------------------
Chemicals - Specialty -- 1.6%
   1,020,000      Ba1*  Airgas Inc., Sr. Sub. Notes, 9.125% due 10/1/11 (c)       1,035,300
   1,560,000      B     Avecia Group PLC, Company Guaranteed,
                           11.000% due 7/1/09                                     1,474,200
                        ISP Holdings Inc.:
                           Sr. Notes, Series B:
     125,000      B+         9.750% due 2/15/02                                     125,625
   1,425,000      B+         9.000% due 10/15/03                                  1,389,375
   1,720,000      BB-      Sr. Sub. Notes, 10.250% due 7/1/11 (c)                 1,659,800
   2,560,000(EUR) B+    Messer Griesheim Holdings AG, Sr. Notes,
                           10.375% due 6/1/11 (c)                                 2,221,393
-------------------------------------------------------------------------------------------
                                                                                  7,905,693
-------------------------------------------------------------------------------------------
Computer Processing Hardware -- 0.2%
   1,235,000      B2*   Vitesse Semiconductor, 4.000% due 3/15/05                   983,369
-------------------------------------------------------------------------------------------
Construction Materials -- 0.3%
   1,715,000      B2*   Schuler Homes, Inc., Sr. Sub. Notes,
                           10.500% due 7/15/11 (c)                                1,637,825
-------------------------------------------------------------------------------------------
Consumer Specialties -- 0.8%
                        American Greetings Corp.:
   1,220,000      BBB-     Notes, 6.100% due 8/1/28                               1,020,531
   3,430,000      BB+      Sr. Sub. Notes, 11.750% due 7/15/08 (c)                3,104,150
-------------------------------------------------------------------------------------------
                                                                                  4,124,681
-------------------------------------------------------------------------------------------
Consumer Sundries -- 0.3%
   1,745,000      BB    Sola International Inc., Notes, 6.875% due 3/15/08        1,696,225
-------------------------------------------------------------------------------------------
Containers/Packaging -- 3.3%
     965,000      B     Crown Cork & Seal, Notes, 7.125% due 9/1/02                 670,675
   2,480,000      B+    Owen-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05        1,946,800

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
--------------------------------------------------------------------------------

     FACE
    AMOUNT+    RATING(a)                  SECURITY                                   VALUE
===========================================================================================
Containers/Packaging -- 3.3% (continued)
     245,000      B-    Pliant Corp., Company Guaranteed, 13.000% due 6/1/10     $  194,775
   1,720,000      B-    SF Holdings Group Inc., Sr. Discount Notes, Series B,
                           step bond to yield 18.062% due 3/15/08                   851,400
   6,285,000      B     Stone Container Finance Corp., Company Guaranteed,
                           11.500% due 8/15/06 (b)(c)                             6,630,675
   3,725,000      B-    Sweetheart Cup Co. Inc., Sr. Sub. Notes,
                           10.500% due 9/1/03                                     3,743,625
   2,595,000      B-    Tekni-Plex, Inc., Series B, Company Guaranteed,
                           12.750% due 6/15/10                                    2,270,625
-------------------------------------------------------------------------------------------
                                                                                 16,308,575
-------------------------------------------------------------------------------------------
Contract Drilling -- 0.6%
     410,000      B-    Parker Drilling Co., 5.500% due 8/1/04                      367,975
   2,640,000      BB+   Pride International, Inc., Sr. Notes, 10.000% due 6/1/09  2,785,200
-------------------------------------------------------------------------------------------
                                                                                  3,153,175
-------------------------------------------------------------------------------------------
Department Stores -- 0.8%
                        J.C. Penney Co. Inc.:
     860,000      BBB-     Debentures, 6.900% due 8/15/26                           835,495
   1,285,000      BBB-     Notes, 6.125% due 11/15/03                             1,225,993
                        Saks Inc., Company Guaranteed:
     715,000      BB       7.000% due 7/15/04                                       604,175
   1,335,000      BB       7.250% due 12/1/04                                     1,128,075
-------------------------------------------------------------------------------------------
                                                                                  3,793,738
-------------------------------------------------------------------------------------------
Discount Chains -- 0.6%
                        Kmart Corp.:
   1,115,000      Baa3*    Debentures, 12.500% due 3/1/05                         1,163,944
   2,079,376      Baa3*    Series 95K3, Pass-Through Certificates,
                             8.540% due 1/2/15                                    1,954,988
-------------------------------------------------------------------------------------------
                                                                                  3,118,932
-------------------------------------------------------------------------------------------
Drugstore Chains -- 0.4%
                        Rite Aid Corp.:
     220,000      B-       Notes, 6.000% due 12/15/05 (c)                           182,600
                           Sr. Notes:
   1,320,000      B-         7.625% due 4/15/05                                   1,168,200
     515,000      B-         11.250% due 7/1/08 (c)                                 522,725
-------------------------------------------------------------------------------------------
                                                                                  1,873,525
-------------------------------------------------------------------------------------------
Electric Utilities -- 2.3%
   3,420,000      BB+   Avista Corp., Sr. Notes, 9.750% due 6/1/08 (c)            3,599,984
     830,000      BB    CMS Energy Corp., Sr. Notes, 9.875% due 10/15/07            859,056
   1,690,000      Ba2*  Mission Energy Holding Co., Secured Notes,
                           13.500% due 7/15/08 (c)                                1,715,350
   4,205,000      Ba3*  Orion Power Holdings Inc., Sr. Notes,
                           12.000% due 5/1/10                                     5,403,425
-------------------------------------------------------------------------------------------
                                                                                 11,577,815
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
--------------------------------------------------------------------------------

     FACE
    AMOUNT+    RATING(a)                  SECURITY                                   VALUE
===========================================================================================
Electronic Components -- 1.6%
                        Amkor Technologies Inc.:
   1,580,000      B-       5.000% due 3/15/07                                    $  975,650
   1,305,000      B+       Sr. Notes, 9.250% due 2/15/08                          1,044,000
                        Celestica International Inc.:
   2,555,000      Ba2*     Notes, 5.250% due 8/1/20                                 945,350
   2,121,000      Ba2*     Sr. Sub. Notes, 10.500% due 12/31/06                   2,216,445
     855,000      Ba3*  LSI Logic Corp., 4.000% due 2/15/05                         692,550
   2,590,000      Ba2*  Sanmina Corp., 10.030% due 9/12/20                          919,450
   1,200,000      Baa2* Thomas & Betts Corp., Notes, Series MTN,
                           6.625% due 5/7/08                                        993,726
-------------------------------------------------------------------------------------------
                                                                                  7,787,171
-------------------------------------------------------------------------------------------
Electronic Equipment/Instruments -- 0.0%
     270,000      BBB-  Xerox Corp., Notes, Series MTN, 5.250% due 12/15/03         234,900
-------------------------------------------------------------------------------------------
Electronics/Appliances -- 0.2%
   1,450,000      B     Salton Inc., Sr. Sub. Notes, 12.250% due 4/15/08 (c)      1,174,500
-------------------------------------------------------------------------------------------
Engineering and Construction -- 1.2%
   3,775,000      BB-   Foster Wheeler Corp., Notes, 6.750% due 11/15/05          2,721,971
   1,530,000      BB-   Integrated Electrical Services Inc., Series B,
                           Company Guaranteed, 9.375% due 2/1/09                  1,354,050
                        Metromedia Fiber Network, Sr. Notes:
   2,580,000      Caa3*    10.000% due 12/15/09                                     322,500
  13,965,000      Caa3*    Series B, 10.000% due 11/15/08                         1,745,625
-------------------------------------------------------------------------------------------
                                                                                  6,144,146
-------------------------------------------------------------------------------------------
Environmental Services -- 2.1%
   5,845,000      B+    Allied Waste Corp., Series B, Company Guaranteed,
                           10.000% due 8/1/09                                     5,874,225
   4,685,000      B+    URS Corp., Sr. Sub. Notes, Series B, 12.250% due 5/1/09   4,755,275
-------------------------------------------------------------------------------------------
                                                                                 10,629,500
-------------------------------------------------------------------------------------------
Finance/Rental/Leasing Companies -- 1.3%
   1,985,000      BBB-  Avis Group Holdings Inc., Company Guaranteed,
                           11.000% due 5/1/09                                     2,054,475
   3,275,000      BB    United Rentals Inc., Company Guaranteed,
                           10.750% due 4/15/08 (c)                                3,258,625
   1,065,000      B-    Williams Scotsman Inc., Company Guaranteed,
                           9.875% due 6/1/07                                        963,825
-------------------------------------------------------------------------------------------
                                                                                  6,276,925
-------------------------------------------------------------------------------------------
Financial Conglomerates -- 1.2%
                        Amresco Inc., Sr. Sub. Notes:
     675,000      D        Series 97-A, 10.000% due 3/15/04 (d)                     259,875
   3,070,000      D        Series 98-A, 9.875% due 3/15/05 (d)                    1,181,950
  11,868,500      NR    Finova Group Inc., Notes, 7.500% due 11/15/09             4,657,079
-------------------------------------------------------------------------------------------
                                                                                  6,098,904
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             11

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
--------------------------------------------------------------------------------

     FACE
    AMOUNT+    RATING(a)                  SECURITY                                   VALUE
===========================================================================================
Food Distributors -- 3.4%
                        Aurora Foods Inc., Sr. Sub. Notes:
                           Series B:
   4,120,000      CCC+       9.875% due 2/15/07                                 $ 3,337,200
     805,000      CCC+       8.750% due 7/1/08                                      644,000
   1,215,000      CCC+     Series D, 9.875% due 2/15/07                             984,150
   1,825,000      B-    Carrols Corp., Company Guaranteed, 9.500% due 12/1/08     1,660,750
                        Fleming Cos., Inc.:
                           Series B, Company Guaranteed:
     285,000      B+         10.500% due 12/1/04                                    286,425
   3,960,000      B+         10.625% due 7/31/07                                  3,940,200
   1,910,000      BB-      Sr. Notes, 10.125% due 4/1/08 (c)                      1,957,750
   4,870,000      Baa2* SC International Services, Inc., Series B,
                           Company Guaranteed, 9.250% due 9/1/07                  3,822,950
-------------------------------------------------------------------------------------------
                                                                                 16,633,425
-------------------------------------------------------------------------------------------
Food - Retail -- 0.5%
   2,560,000      BB    Great Atlantic & Pacific Tea Co., Sr. Notes,
                           7.700% due 1/15/04                                     2,471,158
-------------------------------------------------------------------------------------------
Foods - Major Diversified -- 0.3%
   1,635,000      B2*   Michael Foods, Sr. Sub. Notes, 11.750% due 4/1/11 (c)     1,708,575
-------------------------------------------------------------------------------------------
Foods - Meat/Fish/Dairy -- 0.3%
   1,915,000      BBB   Tyson Foods, Inc., Notes, 7.000% due 1/15/28              1,538,706
-------------------------------------------------------------------------------------------
Foods - Specialty/Candy -- 0.3%
   1,590,000      B-    B&G Foods, Inc., Company Guaranteed, 9.625% due 8/1/07    1,391,250
-------------------------------------------------------------------------------------------
Forest Products -- 0.2%
   1,400,000      CCC+  Ainsworth Lumber Co. Ltd., Sr. Notes,
                           12.500% due 7/15/07                                    1,141,000
-------------------------------------------------------------------------------------------
Home Furnishing -- 0.8%
   1,955,000      B-    Falcon Inc., Series B, Company Guaranteed,
                           11.375% due 6/15/09                                    1,847,475
                        Remington Products Co. LLC, Sr. Sub. Notes:
   1,290,000      B3*      11.000% due 5/15/06 (c)                                1,090,050
     985,000      B3*      Series B, 11.000% due 5/15/06                            832,325
-------------------------------------------------------------------------------------------
                                                                                  3,769,850
-------------------------------------------------------------------------------------------
Homebuilding -- 2.1%
                        D.R. Horton Inc.:
   1,140,000      Ba1*     Company Guaranteed, 8.000% due 2/1/09 (b)              1,065,900
   1,730,000      Ba2*     Sr. Sub. Notes, 9.375% due 3/15/11                     1,617,550
   3,710,000      BB+   Lennar Corp., Series B, Company Guaranteed,
                           9.950% due 5/1/10                                      3,858,400
   1,015,000      B1*   Meritage Corp., Sr. Notes, 9.750% due 6/1/11 (c)            943,950
     650,000      BB    Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10            653,250

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
--------------------------------------------------------------------------------

     FACE
    AMOUNT+    RATING(a)                  SECURITY                                   VALUE
===========================================================================================
Homebuilding -- 2.1% (continued)
                        Standard Pacific Corp., Sr. Notes:
   1,450,000      BB       8.500% due 4/1/09                                    $ 1,370,250
     735,000      BB       9.500% due 9/15/10                                       716,625
-------------------------------------------------------------------------------------------
                                                                                 10,225,925
-------------------------------------------------------------------------------------------
Hospital/Nursing Management -- 1.0%
   4,810,000      Ba2*  Fresenius Medical Care Capital Trust I,
                           Company Guaranteed Trust, 9.000% due 12/1/06           4,918,225
-------------------------------------------------------------------------------------------
Hotel/Resorts/Cruiselines -- 1.8%
   1,765,000      Ba3*  Courtyard By Marriott II, Series B, Sr. Notes,
                           10.750% due 2/1/08                                     1,756,175
   7,810,000      B+    Intrawest Corp., Sr. Notes, 10.500% due 2/1/10            7,146,150
-------------------------------------------------------------------------------------------
                                                                                  8,902,325
-------------------------------------------------------------------------------------------
Industrial Machinery -- 0.3%
     480,000      B     Flowserve Corp., Company Guaranteed,
                           12.250% due 8/15/10                                      499,200
   1,100,000(EUR) B+    The Manitowoc Co., Inc., Sr. Sub. Notes,
                           10.375% due 5/15/11 (b)(c)                               911,619
-------------------------------------------------------------------------------------------
                                                                                  1,410,819
-------------------------------------------------------------------------------------------
Life/Health Insurance -- 0.5%
                        Conseco Inc.:
                           Notes:
   1,340,000      B+         8.750% due 2/9/04                                    1,118,900
   1,435,000      B+         9.000% due 10/15/06                                  1,126,475
     455,000      B+       Sr. Notes, 10.750% due 6/15/08                           375,375
-------------------------------------------------------------------------------------------
                                                                                  2,620,750
-------------------------------------------------------------------------------------------
Major Telecommunications -- 0.1%
     705,000      BB-   Adelphia Business Solutions Inc., Sr. Notes, Series B,
                           12.250% due 9/1/04                                       398,325
-------------------------------------------------------------------------------------------
Medical Distributors -- 0.4%
   1,910,000      B     Physician Sales and Service, Company Guaranteed,
                           8.500% due 10/1/07                                     1,747,650
-------------------------------------------------------------------------------------------
Medical/Nursing Services -- 1.2%
                        HEALTHSOUTH Corp.:
   1,725,000      BBB-     Notes, 8.375% due 10/1/11 (c)                          1,753,031
   2,410,000      BBB-     Sr. Notes, 6.875% due 6/15/05                          2,371,180
   1,965,000      B     Per-Se Technologies Inc., Series B, Company Guaranteed,
                           9.500% due 2/15/05                                     1,640,775
-------------------------------------------------------------------------------------------
                                                                                  5,764,986
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             13

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
--------------------------------------------------------------------------------

     FACE
    AMOUNT+    RATING(a)                  SECURITY                                   VALUE
===========================================================================================

Medical Specialties -- 0.7%
   2,520,000      B2*   Total Rental Care Holdings, 7.000% due 5/15/09           $2,400,300
   1,010,000      B-    Universal Hospital Services, Sr. Notes,
                           10.250% due 3/1/08                                       974,650
-------------------------------------------------------------------------------------------
                                                                                  3,374,950
-------------------------------------------------------------------------------------------
Miscellaneous Commercial Services -- 1.2%
   3,050,000      B2*   Intertek Finance PLC, Series B, Company Guaranteed,
                           10.250% due 11/1/06                                    2,333,250
   5,020,000      B-    Outsourcing Solutions Inc., Sr. Sub. Notes, Series B,
                           11.000% due 11/1/06                                    3,790,100
-------------------------------------------------------------------------------------------
                                                                                  6,123,350
-------------------------------------------------------------------------------------------
Miscellaneous Manufacturing -- 1.2%
   1,515,000      B     Applied Extrusion Technologies, Sr. Notes,
                           10.750% due 7/1/11 (c)                                 1,515,000
   1,695,000      A3*   Cooper Tire and Rubber Co., Notes, 7.625% due 3/15/27     1,501,968
   4,065,000      B2*   Park-Ohio Industries Inc., Sr. Sub. Notes,
                           9.250% due 12/1/07                                     2,865,825
-------------------------------------------------------------------------------------------
                                                                                  5,882,793
-------------------------------------------------------------------------------------------
Movies/Entertainment -- 1.3%
                        AMC Entertainment Inc., Sr. Sub. Notes:
   2,135,000      Caa3*    9.500% due 3/15/09                                     1,889,475
     800,000      Caa3*    9.500% due 2/1/11                                        700,000
   5,110,000      B     Premier Parks Inc., Sr. Discount Notes,
                           step bond to yield 11.213% due 4/1/08                  3,973,025
-------------------------------------------------------------------------------------------
                                                                                  6,562,500
-------------------------------------------------------------------------------------------
Oil and Gas Pipelines -- 0.4%
   2,075,000      BB-   Leviathan Gas Pipeline Partners, L.P., Series B,
                           Company Guaranteed, 10.375% due 6/1/09                 2,209,875
-------------------------------------------------------------------------------------------
Oil and Gas Production -- 2.7%
   3,730,000      B+    Forest Oil Corp., Company Guaranteed,
                           10.500% due 1/15/06                                    3,925,825
   1,250,000      B     Houston Exploration Co., Sr. Sub. Notes, Series B,
                           8.625% due 1/1/08                                      1,218,750
   3,455,000      B+    Nuevo Energy Co., Sr. Sub. Notes, Series B,
                           9.500% due 6/1/08                                      3,264,975
                        Plains Resources, Company Guaranteed:
     240,000      B        Series B, 10.250% due 3/15/06                            243,600
     285,000      B        Series F, 10.250% due 3/15/06                            289,275
   1,690,000      CCC   RAM Energy, Inc., Sr. Notes, 11.500% due 2/15/08          1,394,250
     750,000      B-    Range Resources Corp., Company Guaranteed,
                           8.750% due 1/15/07                                       701,250
   1,985,000      B     Stone Energy Corp., Company Guaranteed,
                           8.750% due 9/15/07 (b)                                 1,965,150

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                            2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
--------------------------------------------------------------------------------

     FACE
    AMOUNT+    RATING(a)                  SECURITY                                   VALUE
===========================================================================================
Oil and Gas Production -- 2.7% (continued)
     395,000      BB-   Vintage Petroleum Inc., Sr. Sub. Notes,
                           9.750% due 6/30/09                                    $  415,738
-------------------------------------------------------------------------------------------
                                                                                 13,418,813
-------------------------------------------------------------------------------------------
Oilfield Services/Equipment -- 0.2%
   1,020,000      BB    Compagnie Generale de Geophysique, Sr. Notes,
                           10.625% due 11/15/07                                   1,014,900
-------------------------------------------------------------------------------------------
Other Consumer Services -- 1.1%
                        Service Corp.:
   1,705,000      BB-      Debentures, 7.875% due 2/1/13                          1,355,475
                           Notes:
   1,710,000      BB-        6.875% due 10/1/07                                   1,419,300
   1,715,000      BB-        6.500% due 3/15/08                                   1,380,575
   1,025,000      B+    Stewart Enterprises, Sr. Sub. Notes,
                           10.750% due 7/1/08 (c)                                 1,091,625
-------------------------------------------------------------------------------------------
                                                                                  5,246,975
-------------------------------------------------------------------------------------------
Pharmaceuticals - Other -- 0.6%
   2,475,000      BB-   King Pharmaceuticals Inc., Company Guaranteed,
                           10.750% due 2/15/09                                    2,728,688
-------------------------------------------------------------------------------------------
Precious Metals -- 0.3%
   1,350,000      BBB   Newmont Mining Corp., Notes, 8.625% due 5/15/11           1,345,063
-------------------------------------------------------------------------------------------
Property Casualty Insurance -- 0.4%
   1,680,000      Ba1*  Markel Capital Trust I Corp., Series B,
                           Company Guaranteed, 8.710% due 1/1/46                  1,339,526
     850,000      BB+   Pxre Capital Trust I Corp., Company Guaranteed,
                           8.850% due 2/1/27                                        647,024
-------------------------------------------------------------------------------------------
                                                                                  1,986,550
-------------------------------------------------------------------------------------------
Publishing: Books/Magazines -- 1.2%
   6,025,000      BB-   Quebecor Media Inc., Sr. Notes, 11.125% due 7/15/11 (c)   5,994,875
-------------------------------------------------------------------------------------------
Publishing: Newspapers -- 0.4%
     865,000      B+    Garden State Newspapers, Sr. Sub. Notes, Series B,
                           8.750% due 10/1/09                                       743,900
   1,750,000      B     Hollinger Participation Trust, Sr. Notes,
                           12.125% due 11/15/10                                   1,426,250
-------------------------------------------------------------------------------------------
                                                                                  2,170,150
-------------------------------------------------------------------------------------------
Pulp and Paper -- 1.0%
   3,310,000      CCC+  Riverwood International Corp., Company Guaranteed,
                           10.875% due 4/1/08                                     2,995,550
   1,766,750      Ba3*  SD Warren Co., Debentures, 14.000% due 12/15/06           1,912,507
-------------------------------------------------------------------------------------------
                                                                                  4,908,057
-------------------------------------------------------------------------------------------
Real Estate Investment Trusts -- 0.4%
   1,875,000      BB-   Meditrust, Notes, 7.114% due 8/15/04 (c)                  1,781,250
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             15

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
--------------------------------------------------------------------------------

     FACE
    AMOUNT+    RATING(a)                  SECURITY                                   VALUE
===========================================================================================
Recreational Products -- 0.4%
   3,025,000      BB    Hasbro Inc., Debentures, 6.600% due 7/15/28          $    1,933,516
-------------------------------------------------------------------------------------------
Savings and Loan Associations -- 1.4%
   5,500,000      B3*   Ocwen Capital Trust I Corp., Company Guaranteed,
                           10.875% due 8/1/27                                     4,482,500
   2,600,000      B+    Ocwen Financial Corp., Notes, 11.875% due 10/1/03 (b)     2,496,000
-------------------------------------------------------------------------------------------
                                                                                  6,978,500
-------------------------------------------------------------------------------------------
Semiconductors -- 1.7%
   1,125,000      Ba3*  Cypress Semiconductor Corp., 3.750% due 7/1/05              878,906
   5,640,000      B     Fairchild Semiconductor Corp., Sr. Sub. Notes,
                           10.125% due 3/15/07                                    5,329,800
   1,190,000      B     Transwitch Corp., 4.500% due 9/12/05                        825,563
   1,970,000      B-    TriQuint Semiconductor, 4.000% due 3/1/07                 1,504,588
-------------------------------------------------------------------------------------------
                                                                                  8,538,857
-------------------------------------------------------------------------------------------
Specialty Stores -- 0.5%
   1,620,000      B-    Advance Stores Co., Inc., Series B, Company Guaranteed,
                           10.250% due 4/15/08                                    1,530,900
     925,000      BB-   The Pep Boys - Manny, Moe & Jack, Notes, Series MTNA,
                           6.520% due 7/16/07                                       892,096
-------------------------------------------------------------------------------------------
                                                                                  2,422,996
-------------------------------------------------------------------------------------------
Specialty Telecommunications -- 2.0%
   1,605,000 EUR  B+    COLT Telecom Group PLC, 2.000% due 4/3/07 (b)               572,064
                        Flag Telecom Holdings Ltd., Sr. Notes:
   1,680,000      B        11.625% due 3/30/10                                      613,200
   1,805,000 EUR  B        11.625% due 3/30/10                                      608,216
                        Global Crossing Holdings Ltd.:
      13,000      B+       6.750% due 4/15/12                                       549,250
   2,550,000      BB-      Company Guaranteed, 9.500% due 11/15/09                1,083,750
   1,555,000      B-    GT Group Telecom Inc., Sr. Discount Notes,
                           step bond to yield 15.233% due 2/1/10                    318,775
   1,040,000      B2*   ITC/DeltaCom Inc., Sr. Notes, 9.750% due 11/15/08           317,200
                        Level 3 Communications Inc.:
   7,585,000      CCC+     Sr. Discount Notes, step bond to yield
                             12.826% due 3/15/10 (b)                              1,554,925
                           Sr. Notes:
   2,250,000      CCC+       11.000% due 3/15/08                                  1,012,500
   3,050,000(EUR) CCC+       11.250% due 3/15/10                                  1,194,393
   1,785,000      CCC   NEXTLINK Communications, Inc., Sr. Notes,
                           12.500% due 4/15/06                                      383,775
   3,760,000      B-    Tele1 Europe B.V., Sr. Notes, 13.000% due 5/15/09           808,400
   1,555,000      B2*   Time Warner Telecom LLC, Sr. Notes,
                           9.750% due 7/15/08                                       987,425
-------------------------------------------------------------------------------------------
                                                                                 10,003,873
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                            2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
--------------------------------------------------------------------------------

     FACE
    AMOUNT+    RATING(a)                  SECURITY                                   VALUE
===========================================================================================
Tobacco -- 0.3%
   1,395,000      BB    Standard Commercial Tobacco Co. Inc.,
                           Company Guaranteed, 8.875% due 8/1/05            $     1,332,225
-------------------------------------------------------------------------------------------
Trucks/Construction/Farm Machinery -- 0.5%
   2,560,000      B     Columbus McKinnin Corp., Company Guaranteed,
                           8.500% due 4/1/08                                      2,342,400
-------------------------------------------------------------------------------------------
Wireless Telecommunications -- 7.5%
   2,765,000      Caa1* Airgate PCS Inc., Sr. Sub. Notes, step bond to yield
                           16.596% due 10/1/09                                    1,769,600
   4,440,000      Caa1* Alamosa PCS Holdings, Inc., Company Guaranteed,
                           step bond to yield 12.841% due 2/15/10                 2,153,400
                        American Tower:
     695,000      B        Notes, 5.000% due 2/15/10                                504,744
   3,645,000      B        Sr. Notes, 9.375% due 2/1/09                           3,070,912
   1,125,000      B-    Centennial Cellular Corp., Sr. Sub. Notes,
                           10.750% due 12/15/08                                     973,125
                        Crown Castle International Corp.:
      19,800      Caa2*    6.250% due 8/15/12                                       499,950
   1,760,000      B        Sr. Discount Notes, step bond to yield
                             11.125% due 5/15/11                                  1,020,800
   4,225,000      B        Sr. Notes, 10.750% due 8/1/11                          3,897,563
   1,640,000      B3*   Dobson/Sygnet Communications Corp., Sr. Notes,
                           12.250% due 12/15/08                                   1,701,500
   1,505,000      Caa1* Horizon PCS Inc., Company Guaranteed,
                           step bond to yield 14.860% due 10/1/10                   609,525
   1,185,000      CCC   IWO Holdings Inc., 14.000% due 1/15/11 (c)                1,001,325
   2,200,000      CCC-  McCaw International Ltd., Sr. Discount Notes,
                           step bond to yield 18.583% due 4/15/07 (b)               429,000
   7,880,000      B-    Millicom International Cellular S.A., Sr. Discount Notes,
                           step bond to yield 14.074% due 6/1/06                  5,082,600
                        Nextel Communications, Inc., Sr. Discount Notes:
   5,560,000      B1*      Step bond to yield 10.836% due 9/15/07                 3,349,900
  12,495,000      B1*      Step bond to yield 10.805% due 2/15/08                 6,653,588
                        VoiceStream Wireless Corp.:
   2,515,000      A-       Sr. Discount Notes, step bond to yield
                             11.870% due 11/15/09                                 2,125,175
   1,891,278      A-       Sr. Notes, 10.375% due 11/15/09                        2,137,145
-------------------------------------------------------------------------------------------
                                                                                 36,979,852
-------------------------------------------------------------------------------------------
                        TOTAL CORPORATE BONDS AND NOTES
                        (Cost -- $509,250,330)                                  430,609,332
===========================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             17

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
--------------------------------------------------------------------------------

    SHARES                                SECURITY                                   VALUE
===========================================================================================
COMMON STOCK -- 0.1%
Containers/Packaging -- 0.0%
      73,499            Aurora Foods Inc.                                         $ 293,261
         344            SF Holdings Group, Class C Shares (c)                            10
-------------------------------------------------------------------------------------------
                                                                                    293,271
-------------------------------------------------------------------------------------------
Telecommunications Equipment -- 0.0%
      63,778            McLeodUSA Inc., Class A Shares (e)                           49,109
      20,125            Pagemart Nationwide Inc.                                        201
-------------------------------------------------------------------------------------------
                                                                                     49,310
-------------------------------------------------------------------------------------------
Wireless Equipment -- 0.1%
       7,485            Airgate PCS Inc.                                            332,484
       2,401            Crown Castle International Corp. (e)                         21,609
-------------------------------------------------------------------------------------------
                                                                                    354,093
-------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCK
                        (Cost -- $769,750)                                          696,674
===========================================================================================
PREFERRED STOCK -- 0.4%
Electronic Components -- 0.0%
       4,452            Viasystems Inc., Payment-in-Kind, Series B                   33,393
-------------------------------------------------------------------------------------------
Major Telecommunications -- 0.4%
       1,850            Broadwing Communications                                  1,706,625
-------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.0%
         103            Dobson Communications Corp.,
                           Payment-in-Kind, Exchangeable 13.000%                      9,502
-------------------------------------------------------------------------------------------
                        TOTAL PREFERRED STOCK
                        (Cost -- $1,969,358)                                      1,749,520
===========================================================================================
    WARRANTS                              SECURITY                                   VALUE
===========================================================================================
WARRANTS (e) --0.0%
Broadcasting -- 0.0%
      14,825            UIH Australia/Pacific, Inc., Expire 5/15/06                   3,706
-------------------------------------------------------------------------------------------
Cable -- 0.0%
         710            Cable Satisfaction Corp., Expire 3/1/05                           7
-------------------------------------------------------------------------------------------
Containers/Packaging -- 0.0%
         245            Pliant Corp., Expire 6/1/10                                     521
-------------------------------------------------------------------------------------------
Internet Services -- 0.0%
       1,705            Cybernet Internet Services International, Inc., Expire 7/1/09     3
       6,135            WAM!NET Inc., Expire 3/1/05                                      61
-------------------------------------------------------------------------------------------
                                                                                         64
-------------------------------------------------------------------------------------------
Printing/Forms -- 0.0%
       1,765            Merrill Corp., Expire 5/1/09                                    177
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                            2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
--------------------------------------------------------------------------------

    WARRANTS                              SECURITY                                   VALUE
===========================================================================================
Specialty Telecommunications -- 0.0%
       1,555            GT Group Telecom Inc., Expire 2/1/10                   $     24,102
      43,470            Pagemart, Inc., Expire 12/31/03                                 435
       6,975            RSL Communications, Ltd., Expire 11/15/06                       955
-------------------------------------------------------------------------------------------
                                                                                     25,492
-------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.0%
       1,155            Horizon PCS Inc., Expire 10/1/10                             57,894
       6,725            Iridium World Communications Ltd., Expire 7/15/05 (c)            67
       1,185            IWO Holdings Inc., Expire 1/15/11                            83,098
-------------------------------------------------------------------------------------------
                                                                                    141,059
-------------------------------------------------------------------------------------------
                        TOTAL WARRANTS
                        (Cost -- $1,402,914)                                        171,026
===========================================================================================
                        SUB-TOTAL INVESTMENTS
                        (Cost -- $513,392,352)                                  433,226,552
===========================================================================================
     FACE
    AMOUNT                             SECURITY                                     VALUE
===========================================================================================
REPURCHASE AGREEMENT -- 12.6%
$ 62,200,000            J.P. Morgan Chase & Co., 3.100% due 10/1/01;
                           Proceeds at maturity -- $62,216,068;
                           (Fully collateralized by Federal Home Discount
                           Notes, 0.000% due 10/1/01 to 6/10/02;
                           Market value -- $63,444,071) (Cost -- $62,200,000)    62,200,000
===========================================================================================
                        TOTAL INVESTMENTS  -- 100%
                        (Cost -- $575,592,352**)                               $495,426,552
===========================================================================================

+    Face amount denominated in U.S. dollars unless otherwise indicated.

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service, Inc.

(b) All or a portion of this security is segregated for open forward foreign currency contracts.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)  Security is in default.

(e)  Non-income producing security.

**   Aggregate cost for Federal income tax purposes is substantially the same.

     See page 20 for definitions of ratings.

     Currency abbreviations used in this schedule:
     ---------------------------------------------
     EUR  -- Euro
     GBP -- British Pound

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             19

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "A" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

A     -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB   -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B -- Bonds rated "BB", "B" and "CCC" are regarded, on balance, as and CCC predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D     -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Baa" to "Ca", where 1 is the highest and 3 the lowest rating within its generic category.

A     -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa   -- Bonds rated "Baa" are considered to be medium grade obligations;
         that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba    -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B     -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa   -- Bonds that are rated "Caa" are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca    -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR    -- Indicates that the bond is not rated by Standard & Poor's or
         Moody's.


--------------------------------------------------------------------------------
20                                            2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                           September 30, 2001
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost -- $513,392,352)                               $ 433,226,552
   Repurchase agreement, at value (Cost -- $62,200,000)                          62,200,000
   Cash                                                                             156,879
   Interest and dividends receivable                                             12,011,527
   Receivable for securities sold                                                 2,788,200
   Receivable for open forward foreign currency contracts (Note 8)                  183,514
-------------------------------------------------------------------------------------------
   Total Assets                                                                 510,566,672
-------------------------------------------------------------------------------------------
LIABILITIES:
   Dividends payable                                                              1,453,855
   Payable for securities purchased                                                 759,458
   Payable for open forward foreign currency contracts (Note 8)                     660,517
   Management fee payable                                                           506,363
   Accrued expenses                                                                 240,269
-------------------------------------------------------------------------------------------
   Total Liabilities                                                              3,620,462
-------------------------------------------------------------------------------------------
Total Net Assets                                                               $506,946,210
===========================================================================================
NET ASSETS:
   Par value of capital shares                                                 $     70,887
   Capital paid in excess of par value                                          886,845,229
   Overdistributed net investment income                                         (3,270,222)
   Accumulated net realized loss from security transactions
     and foreign currencies                                                    (296,141,290)
   Net unrealized depreciation of investments and foreign currencies            (80,558,394)
-------------------------------------------------------------------------------------------
Total Net Assets
   (Equivalent to $7.15 per share on 70,886,580 shares of
   $0.001 par value outstanding; 500,000,000 shares authorized)                $506,946,210
===========================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             21

--------------------------------------------------------------------------------
Statement of Operations                    For the Year Ended September 30, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                        $ 72,914,893
   Dividends                                                            822,250
--------------------------------------------------------------------------------
   Total Investment Income                                           73,737,143
--------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 2)                                            6,820,051
   Shareholder and system servicing fees                                232,680
   Shareholder communications                                           192,051
   Audit and legal                                                       63,282
   Listing fees                                                          55,613
   Custody                                                               39,184
   Pricing service fees                                                  13,223
   Directors' fees                                                        3,882
   Other                                                                 13,385
--------------------------------------------------------------------------------
   Total Expenses                                                     7,433,351
--------------------------------------------------------------------------------
Net Investment Income                                                66,303,792
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 8):
   Realized Loss From:
     Security transactions (excluding short-term securities)       (134,704,354)
     Foreign currency transactions                                     (855,821)
--------------------------------------------------------------------------------
   Net Realized Loss                                               (135,560,175)
--------------------------------------------------------------------------------
   Change in Net Unrealized Depreciation From:
     Security transactions                                          (18,238,704)
     Foreign currency transactions                                   (1,315,233)
--------------------------------------------------------------------------------
   Increase in Net Unrealized Depreciation                          (19,553,937)
--------------------------------------------------------------------------------
Net Loss on Investments and Foreign Currencies                     (155,114,112)
--------------------------------------------------------------------------------
Decrease in Net Assets From Operations                            $ (88,810,320)
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                            2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                               For the Years Ended September 30,
                                                        2001             2000
================================================================================
OPERATIONS:
   Net investment income                         $  66,303,792    $  72,487,936
   Net realized loss                              (135,560,175)     (60,064,452)
   Increase in net unrealized depreciation         (19,553,937)     (17,998,485)
--------------------------------------------------------------------------------
   Decrease in Net Assets From Operations          (88,810,320)      (5,575,001)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                           (70,580,614)     (70,585,238)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                 (70,580,614)     (70,585,238)
--------------------------------------------------------------------------------
Fund Share Transactions (NOTE 9):
   Net asset value of shares issued
     for reinvestment of dividends                  13,962,090             --
   Treasury stock acquired                                --        (26,425,102)
--------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                        13,962,090      (26,425,102)
--------------------------------------------------------------------------------
Decrease in Net Assets                            (145,428,844)    (102,585,341)

NET ASSETS:
   Beginning of year                               652,375,054      754,960,395
--------------------------------------------------------------------------------
   End of year*                                  $ 506,946,210    $ 652,375,054
================================================================================
* Includes undistributed (overdistributed)
  net investment income of:                      $  (3,270,222)   $   1,795,010
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             23

--------------------------------------------------------------------------------
  Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The High Income Opportunity Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At September 30, 2001, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; (j) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets


--------------------------------------------------------------------------------
24                                            2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.15% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

All officers and one director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the year ended September 30, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $466,015,699
--------------------------------------------------------------------------------
Sales                                                                526,115,610
================================================================================

At September 30, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $  9,614,800
Gross unrealized depreciation                                       (89,780,600)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(80,165,800)
================================================================================


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             25

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

4. Capital Loss Carryforward

At September 30, 2001, the Fund had, for Federal income tax purposes, approximately $174,273,000 of capital loss carryforwards available to offset future realized capital gains. To the extent that these capital loss carryforwards can be used to offset net realized capital gains, such gains, if any, will not be distributed. The amounts and expiration of carryforwards are indicated below. Expiration occurs on September 30 in the year indicated:

                            2003          2004         2007         2008          2009
==========================================================================================
Carryforward amounts     $16,017,000   $38,118,000  $11,075,000   $39,806,000  $69,257,000
==========================================================================================

5. Futures Contracts

Initial margin deposits are made upon entering into futures contracts and are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At September 30, 2001, the Fund did not hold any futures contracts.


--------------------------------------------------------------------------------
26                                            2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

6. Options Contracts

Premiums paid when call or put options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At September 30, 2001, the Fund did not hold any purchased call or put option contracts.

When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the year ended September 30, 2001, the Fund did not enter into any written call or put option contracts.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             27

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

7. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date, (generally, the next business day)at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

8. Forward Foreign Currency Contracts

At September 30, 2001, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts is reflected as follows:

                                      Local         Market      Settlement      Unrealized
Foreign Currency                    Currency         Value         Date         Gain (Loss)
===========================================================================================
To Sell:
British Pound                       2,106,913     $3,084,353     12/19/01        $(159,116)
Canadian Dollar                     5,675,863      3,589,615      12/5/01          123,133
Euro                                7,356,589      6,679,996     12/12/01         (362,159)
-------------------------------------------------------------------------------------------
                                                                                  (398,142)
-------------------------------------------------------------------------------------------
To Buy:
British Pound                         853,944      1,250,106     12/19/01            4,398
Canadian Dollar                     5,675,863      3,589,615      12/5/01         (139,242)
Euro                                2,657,988      2,413,530     12/12/01           55,983
-------------------------------------------------------------------------------------------
                                                                                   (78,861)
-------------------------------------------------------------------------------------------
Net Unrealized Loss on Open
  Forward Foreign Currency Contracts                                             $(477,003)
===========================================================================================

9. Capital Shares

At September 30, 2001, the Fund had 500,000,000 shares of common stock authorized with a par value of $0.001.

Capital stock transactions were as follows:

                                        Year Ended                      Year Ended
                                    September 30, 2001              September 30, 2000
                                    ------------------              -------------------
                                   Shares        Amount           Shares          Amount
===========================================================================================
Shares issued on reinvestment    1,659,328    $13,962,090                --             --
Treasury stock acquired                 --             --       (3,003,100)   $(26,425,102)
-------------------------------------------------------------------------------------------
Net Increase (Decrease)          1,659,328    $13,962,090       (3,003,100)   $(26,425,102)
===========================================================================================


--------------------------------------------------------------------------------
28                                            2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

  For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

                                                            2001             2000           1999              1998            1997
==================================================================================================================================
Net Asset Value, Beginning of Year                         $9.42           $10.45          $11.24           $12.43          $11.72
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                     0.94             1.06            1.03             1.08            1.15
  Net realized and unrealized gain (loss)                  (2.20)           (1.13)          (0.79)           (1.14)           0.68
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                        (1.26)           (0.07)           0.24            (0.06)           1.83
----------------------------------------------------------------------------------------------------------------------------------
Gain From Repurchase
  of Treasury Stock                                         --               0.05            --               --              --
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                    (1.01)           (1.01)          (1.03)           (1.13)          (1.12)
  Capital                                                   --               --             (0.00)*           --              --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (1.01)           (1.01)          (1.03)           (1.13)          (1.12)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                               $7.15            $9.42          $10.45           $11.24          $12.43
----------------------------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Market Value(1)                                 (7.85)%           9.75%          (9.36)%          (1.65)%         18.18%
----------------------------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Net Asset Value(1)                             (14.25)%           0.98%           2.74%           (0.58)%         16.48%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                         $ 507            $ 652           $ 755            $ 810           $ 883
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                  1.26%            1.22%           1.20%            1.18%           1.21%
  Net investment income                                    11.22            10.21            9.28             8.81            9.63
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                       83%              69%             83%              98%             87%
----------------------------------------------------------------------------------------------------------------------------------
Market Value, End of Year                                  $7.29           $8.938          $9.125          $11.125         $12.438
==================================================================================================================================

(1) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
*     Amount represents less than $0.01 per share.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             29

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
High Income Opportunity Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High Income Opportunity Fund Inc. ("Fund") as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. As to securities purchased or sold but no yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2001, the results of its operations for the year then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

New York, New York
November 13, 2001


--------------------------------------------------------------------------------
30                                            2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Data (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                                                   Income        Dividend
                                 NYSE           Net Asset         Dividend     Reinvestment
                             Closing Price        Value             Paid           Price
============================================================================================
2000
  October 22                     $8.63           $10.36            $0.0840         $9.190
  November 18                     8.94            10.40             0.0840          8.570
  December 22                     8.56            10.49             0.0840          8.490
  January 21                      9.00            10.42             0.0840          8.940
  February 17                     8.56            10.35             0.0840          8.430
  March 24                        8.63            10.07             0.0840          8.570
  April 20                        8.63             9.96             0.0840          8.670
  May 19                          8.81             9.71             0.0840          8.850
  June 23                         9.00             9.85             0.0840          9.070
  July 25                         9.50             9.78             0.0840          9.350
  August 22                       9.19             9.76             0.0840          9.230
  September 26                    9.94             9.42             0.0840          8.780
2001
  October 24                      7.94             8.99             0.0840          8.200
  November 20                     7.88             8.61             0.0840          7.880
  December 26                     8.06             8.99             0.0840          8.477
  December 29                     8.19             8.50             0.0290          8.500
  January 23                      9.31             9.04             0.0840          9.040
  February 20                     9.51             9.07             0.0840          9.070
  March 27                        9.04             8.66             0.0840          8.660
  April 24                        8.85             8.38             0.0810          8.410
  May 22                          9.00             8.41             0.0810          8.550
  June 26                         8.17             7.87             0.0810          7.870
  July 24                         8.30             7.78             0.0780          7.890
  August 28                       8.08             7.78             0.0780          7.780
  September 25                    7.13             7.23             0.0780          7.200
============================================================================================


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             31

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited)
--------------------------------------------------------------------------------

Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Global Fund Services ("PFPC"), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend paying agent.

The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share of the common stock on the determination date (generally, the record date for the distribution), the Plan participants will be issued shares of common stock by the Fund at a price equal to the greater of NAV determined as described below or 95% of the market price of the common stock.

If the market price of the common stock is less than the NAV of the common stock at the time of valuation (which is the close of business on the determination date), or if the Fund declares a dividend or capital gains distribution payable only in cash, PFPC will buy common stock in the open market, on the stock exchange or elsewhere, for the participants' accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the NAV of the common stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) NAV as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the NAV of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the


--------------------------------------------------------------------------------
32                                            2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited) (continued)
--------------------------------------------------------------------------------

dividend or capital gains distribution had been paid in common stock issued by the Fund at such net asset value. PFPC will begin to purchase common stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

PFPC maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by PFPC in uncertificated form in the name of each Plan participant.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Global Fund Services, P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at 1-800-331-1710.

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             33

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended September 30, 2001:

     o A corporate dividends received deduction of 1.20%.


--------------------------------------------------------------------------------
34                                            2001 Annual Report to Shareholders

HIGH INCOME
Opportunity Fund Inc.

DIRECTORS
Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

OFFICERS
Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

John C. Bianchi, CFA
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER
Smith Barney Fund Management LLC

CUSTODIAN
PFPC Trust Company

TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 8030
Boston, Massachusetts 02266-8030

This report is intended only for the shareholders of the High Income Opportunity Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.


HIGH INCOME OPPORTUNITY FUND INC.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

FD0802 11/01

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